Schedule of Prepayment and Other current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other receivable	$ 1,785,635	$ 1,686,014
Deposits	21,299,964	17,631,175
Total	$ 23,085,599	$ 19,317,189